Income Tax Expense - Schedule of Current and Deferred Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities
Current tax : Current year (recovery) expense
Current income tax (recovery) expense
Deferred income tax : Current year (recovery) expense
Deferred income tax (recovery) expense